Reserves	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Reserves

21. Reserves

(i)	Exchange reserve

Foreign currency translation reserve represents exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Other reserves

a)	Merger reserve

It represents the effect of adopting merger accounting for common control combination.

b)	Surplus reserve

Pursuant to Taiwan company law, a Taiwan company is required to maintain a non-distributable surplus reserve when it commences to distribute dividend to its shareholders. Appropriations to the surplus reserve are required to be made at not less than 10% of profit after taxes and accumulated to the Taiwan company’s registered capital.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022